Advances to suppliers (Details 1) - Advances to suppliers [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Advances to suppliers [Line Items]
Balance at beginning of year	$ 306,915	$ 333,110
Addition to doubtful accounts expense	1,458,381	35,355
Deduction - utilization or return of advances	(22,141)	(46,042)
Translation adjustments	(72,634)	(15,508)
Balance at end of year	$ 1,670,521	$ 306,915